Segment Reporting - Schedule of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Current assets	$ 24,724,485	$ 11,614,520
Non-current assets	18,240,198	18,073,194
Total assets	42,964,683	29,687,714
Current liabilities	18,530,980	8,780,742
Non-current liabilities		4,463
Total liabilities	18,530,980	8,785,205
Technology [Member]
Disclosure of operating segments [line items]
Current assets	113,114	1,241,312
Non-current assets	6,731,990	8,116,020
Total assets	6,845,104	9,357,332
Current liabilities	2,096,988	3,424,897
Non-current liabilities
Total liabilities	2,096,988	3,424,897
Tourism products [Member]
Disclosure of operating segments [line items]
Current assets	524,124	234,983
Non-current assets
Total assets	524,124	234,983
Current liabilities	1,730,239	489,910
Non-current liabilities
Total liabilities	1,730,239	489,910
cross-border merchandise [Member]
Disclosure of operating segments [line items]
Current assets	24,145,262	9,859,897
Non-current assets	11,508,208	9,945,306
Total assets	35,653,470	19,805,203
Current liabilities	12,021,109	3,227,949
Non-current liabilities
Total liabilities	12,021,109	3,227,949
Unallocated and elimination [Member]
Disclosure of operating segments [line items]
Current assets	(58,015)	278,328
Non-current assets		11,868
Total assets	(58,015)	290,196
Current liabilities	2,682,644	1,637,986
Non-current liabilities		4,463
Total liabilities	$ 2,682,644	$ 1,642,449